Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equable Shares Hedged Equity ETF | Equable Shares Hedged Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.21%	10.09%	14.60%	(6.09%)	12.91%	5.01%